Commitments, Significant Contracts and Contingencies (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Commitments Significant Contracts And Contingencies [Line Items]
Percentages of performance bonus annual compensation		50.00%
Percentages of consideration received from sale of subsidiary		0.02
During first 12 months of the contract | Corporate Development Milestones 1
Commitments Significant Contracts And Contingencies [Line Items]
Shares issuable by meeting milestone		100,000
Non-refundable revenues threshold		$ 200,000
During first 12 months of the contract | Corporate Development Milestones 2
Commitments Significant Contracts And Contingencies [Line Items]
Shares issuable by meeting milestone		200,000
Non-refundable revenues threshold		$ 500,000
During the 13th to 24th months of the contract | Revenue Incentive Milestones
Commitments Significant Contracts And Contingencies [Line Items]
Non-refundable revenues threshold		$ 200,000
During the 13th to 24th months of the contract | Corporate Development Milestones 1
Commitments Significant Contracts And Contingencies [Line Items]
Shares issuable by meeting milestone		50,000
During the 13th to 24th months of the contract | Corporate Development Milestones 2
Commitments Significant Contracts And Contingencies [Line Items]
Non-refundable revenues threshold		$ 500,000
Any fiscal quarter during first 12 months of the contract | Revenue Incentive Milestones
Commitments Significant Contracts And Contingencies [Line Items]
Shares issuable by meeting milestone		200,000
Non-refundable revenues threshold	$ 500,000
Until November 14, 2019 | Corporate Offices
Commitments Significant Contracts And Contingencies [Line Items]
Shares issuable by meeting milestone		100,000
Non-refundable revenues threshold		$ 200,000
Base rent per square foot		12.56
Until November 14, 2023 | Corporate Offices
Commitments Significant Contracts And Contingencies [Line Items]
Base rent per square foot		$ 13.21
Any fiscal quarter during the 13th to 24th months of the contract | Revenue Incentive Milestones
Commitments Significant Contracts And Contingencies [Line Items]
Shares issuable by meeting milestone		100,000
Until November 14, 2021 | Corporate Offices
Commitments Significant Contracts And Contingencies [Line Items]
Base rent per square foot		$ 12.86